REPORTING ENTITY - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2020 COP ($)	May 22, 2020 USD ($)	May 22, 2020 COP ($)
Multi Financial Group Inc [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest acquired					96.60%	96.60%
Purchase price			$ 432,210,992	$ 1,607,074	$ 433,800,000	$ 1,613,408
Multi Financial Group Inc [member] | Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest acquired					96.60%	96.60%
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	68.74%
Proportion of ownership interest in subsidiary	68.74%
BAC Holding International Corp
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Proportion of ownership interest in subsidiary	68.74%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	72.27%
Proportion of ownership interest in subsidiary	72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	93.74%
Proportion of ownership interest in subsidiary	93.74%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	80.39%
Proportion of ownership interest in subsidiary	79.87%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	55.12%
Proportion of ownership interest in subsidiary	39.98%	39.58%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Proportion of ownership interest in subsidiary	75.67%